UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 97.1%
Consumer Discretionary 15.8%
AMC Entertainment, Inc., 8.75%, 6/1/2019		735,000	790,125
AMC Networks, Inc., 7.75%, 7/15/2021		130,000	143,650
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	662,500
7.0%, 5/20/2022		485,000	511,675
APX Group, Inc., 144A, 6.375%, 12/1/2019		295,000	278,037
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	666,262
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	262,015
8.375%, 11/15/2020		300,000	331,500
144A, 8.375%, 11/15/2020		65,000	71,825
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	481,162
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	460,350
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		290,000	270,063
8.25%, 1/15/2019		365,000	396,937
BC Mountain LLC, 144A, 7.0%, 2/1/2021		280,000	287,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	607,550
Boyd Gaming Corp., 9.0%, 7/1/2020		215,000	231,125
Cablevision Systems Corp., 8.0%, 4/15/2020		85,000	94,138
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		575,000	549,125
9.0%, 2/15/2020		365,000	350,400
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	324,800
CCO Holdings LLC:
6.625%, 1/31/2022		675,000	685,125
7.375%, 6/1/2020		85,000	90,950
8.125%, 4/30/2020		95,000	103,075
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		165,000	166,238
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		950,000	874,000
144A, 6.375%, 9/15/2020		1,630,000	1,625,925
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	109,725
Clear Channel Communications, Inc., 11.25%, 3/1/2021		195,000	199,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	352,337
Series B, 6.5%, 11/15/2022		525,000	525,000
Series A, 7.625%, 3/15/2020		85,000	84,363
Series B, 7.625%, 3/15/2020		865,000	867,162
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	33,600
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,000,000	1,075,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	239,725
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	268,975
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	265,950
4.625%, 7/15/2017		1,160,000	1,174,500
5.0%, 3/15/2023		460,000	424,350
6.75%, 6/1/2021		110,000	114,675
7.125%, 2/1/2016		345,000	376,050
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		290,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		290,000	256,650
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	656,425
Hertz Corp., 144A, 4.25%, 4/1/2018		2,160,000	2,116,800
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	197,925
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		520,000	535,600
L Brands, Inc., 7.0%, 5/1/2020		230,000	252,425
Libbey Glass, Inc., 6.875%, 5/15/2020		171,000	182,756
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		470,000	488,800
LKQ Corp., 144A, 4.75%, 5/15/2023		430,000	395,600
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		215,000	217,688
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	606,950
Mediacom LLC:
7.25%, 2/15/2022		165,000	172,838
9.125%, 8/15/2019		530,000	581,675
MGM Resorts International:
6.625%, 12/15/2021		870,000	883,050
6.75%, 10/1/2020		125,000	127,500
7.625%, 1/15/2017		390,000	429,975
8.625%, 2/1/2019		1,285,000	1,442,412
10.0%, 11/1/2016		160,000	188,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		260,000	260,650
National CineMedia LLC:
6.0%, 4/15/2022		320,000	326,400
7.875%, 7/15/2021		360,000	388,800
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	646,350
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	294,262
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		85,000	86,700
PNK Finance Corp., 144A, 6.375%, 8/1/2021		330,000	329,175
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	275,088
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		215,000	198,875
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		610,000	680,150
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	173,700
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	350,625
144A, 7.804%, 10/1/2020		455,000	482,300
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	173,663
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		415,000	409,812
Starz LLC, 5.0%, 9/15/2019		230,000	225,400
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		360,000	340,200
UCI International, Inc., 8.625%, 2/15/2019		165,000	169,125
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,320,000	1,201,200
144A, 7.5%, 3/15/2019		300,000	324,000
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	892,874
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	89,675
144A, 7.875%, 11/1/2020		185,000	200,494
144A, 8.5%, 5/15/2021		105,000	113,663
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	715,000	1,027,987
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	322,287
Visant Corp., 10.0%, 10/1/2017		305,000	284,412
Visteon Corp., 6.75%, 4/15/2019		244,000	258,640

			37,686,415
Consumer Staples 4.9%
Ajecorp BV, 144A, 6.5%, 5/14/2022		850,000	826,625
B&G Foods, Inc., 4.625%, 6/1/2021		340,000	315,775
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		130,000	137,150
Constellation Brands, Inc.:
3.75%, 5/1/2021		360,000	333,000
6.0%, 5/1/2022		150,000	158,625
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,095,000
Del Monte Corp., 7.625%, 2/15/2019		580,000	603,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	540,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	250,200
MHP SA, 144A, 8.25%, 4/2/2020		1,300,000	1,147,250
NBTY, Inc., 9.0%, 10/1/2018		185,000	203,037
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	237,600
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		575,000	569,969
6.875%, 2/15/2021		760,000	801,800
7.125%, 4/15/2019		2,230,000	2,372,162
8.25%, 2/15/2021		155,000	153,063
8.5%, 5/15/2018		100,000	103,500
9.875%, 8/15/2019		100,000	106,250
Smithfield Foods, Inc.:
6.625%, 8/15/2022		300,000	307,500
7.75%, 7/1/2017		590,000	663,750
Sun Products Corp., 144A, 7.75%, 3/15/2021		505,000	494,900
U.S. Foods, Inc., 8.5%, 6/30/2019		290,000	305,225

			11,725,581
Energy 15.0%
Access Midstream Partners LP:
4.875%, 5/15/2023		495,000	460,350
5.875%, 4/15/2021		165,000	169,538
6.125%, 7/15/2022		500,000	513,750
Afren PLC, 144A, 10.25%, 4/8/2019		700,000	794,500
Antero Resources Finance Corp., 7.25%, 8/1/2019		415,000	435,750
Arch Coal, Inc., 7.0%, 6/15/2019		165,000	132,000
Berry Petroleum Co.:
6.375%, 9/15/2022		285,000	283,219
6.75%, 11/1/2020		615,000	624,225
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		285,000	282,150
8.625%, 10/15/2020		150,000	159,000
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	255,638
Chesapeake Energy Corp., 7.25%, 12/15/2018		1,975,000	2,236,687
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		315,000	316,575
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	416,250
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		445,000	464,469
Crosstex Energy LP, 7.125%, 6/1/2022		155,000	158,875
Denbury Resources, Inc., 4.625%, 7/15/2023		830,000	740,775
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	621,562
El Paso LLC, 7.25%, 6/1/2018		405,000	457,034
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		400,000	393,000
EP Energy LLC:
6.875%, 5/1/2019		520,000	552,500
7.75%, 9/1/2022		125,000	133,750
9.375%, 5/1/2020		120,000	132,000
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		662,238	675,483
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,280,000
Frontier Oil Corp., 6.875%, 11/15/2018		270,000	287,550
Global Geophysical Services, Inc., 10.5%, 5/1/2017		330,000	285,450
Halcon Resources Corp.:
8.875%, 5/15/2021		565,000	566,412
9.75%, 7/15/2020		230,000	237,475
Holly Energy Partners LP:
6.5%, 3/1/2020		165,000	169,950
8.25%, 3/15/2018		410,000	434,600
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	661,457
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		350,000	346,500
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	786,600
6.5%, 5/15/2019		1,775,000	1,668,500
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,285,000	1,281,787
144A, 6.5%, 3/15/2021		325,000	330,687
Memorial Production Partners LP, 7.625%, 5/1/2021		160,000	154,400
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		995,000	945,250
144A, 10.75%, 10/1/2020		165,000	167,475
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		400,000	397,000
Murray Energy Corp., 144A, 8.625%, 6/15/2021		70,000	69,650
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	303,475
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	888,125
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	252,000
6.875%, 1/15/2023		175,000	184,188
7.25%, 2/1/2019		750,000	795,000
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		1,850,000	1,813,000
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		580,000	558,250
7.5%, 11/1/2019		420,000	436,800
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		340,000	328,100
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		500,000	446,750
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		145,000	129,413
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,250,000	1,219,456
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		980,000	935,900
144A, 5.625%, 4/15/2023		220,000	204,050
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	159,681
SandRidge Energy, Inc., 7.5%, 3/15/2021		720,000	716,400
SESI LLC:
6.375%, 5/1/2019		335,000	352,587
7.125%, 12/15/2021		1,050,000	1,136,625
Swift Energy Co., 7.875%, 3/1/2022		410,000	397,700
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	539,550
Tesoro Corp., 5.375%, 10/1/2022		215,000	205,325
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		750,000	750,000
Venoco, Inc., 8.875%, 2/15/2019		410,000	408,975
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	213,000
WPX Energy, Inc., 5.25%, 1/15/2017		955,000	1,012,300

			35,866,473
Financials 5.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,040,000	1,102,400
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	487,800
Ally Financial, Inc.:
6.25%, 12/1/2017		740,000	793,489
8.0%, 3/15/2020		870,000	1,001,587
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	377,208
CIT Group, Inc., 4.25%, 8/15/2017		1,850,000	1,873,125
E*TRADE Financial Corp.:
6.0%, 11/15/2017		1,927,000	1,994,445
6.375%, 11/15/2019		1,002,000	1,052,100
6.75%, 6/1/2016		520,000	549,900
Hellas Telecommunications Finance, 144A, 8.218% **, 7/15/2015 (PIK) *	EUR	278,431	0
International Lease Finance Corp.:
3.875%, 4/15/2018		1,060,000	1,012,300
4.625%, 4/15/2021		500,000	455,000
6.25%, 5/15/2019		465,000	478,950
8.625%, 1/15/2022		460,000	518,650
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	422,263
(REIT), 6.875%, 5/1/2021		415,000	436,788
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	254,188
144A, 5.875%, 3/15/2022		405,000	415,125

			13,225,318
Health Care 6.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		730,000	781,100
Biomet, Inc.:
6.5%, 8/1/2020		500,000	512,500
6.5%, 10/1/2020		145,000	144,638
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,405,000	2,459,112
7.125%, 7/15/2020		2,715,000	2,742,150
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		330,000	339,900
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	260,100
144A, 6.5%, 9/15/2018		170,000	185,300
HCA, Inc.:
5.875%, 3/15/2022		415,000	428,488
6.5%, 2/15/2020		2,865,000	3,076,294
7.5%, 2/15/2022		620,000	674,250
Hologic, Inc., 6.25%, 8/1/2020		300,000	312,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	374,581
Par Pharmaceutical Companies, Inc., 144A, 7.375%, 10/15/2020		475,000	491,625
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		228,000	251,940
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		550,000	499,125
144A, 4.5%, 4/1/2021		70,000	64,400
6.25%, 11/1/2018		1,550,000	1,637,187
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		625,000	661,719

			15,897,159
Industrials 10.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		130,000	122,200
Accuride Corp., 9.5%, 8/1/2018		235,000	242,050
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	717,537
Air Lease Corp.:
4.75%, 3/1/2020		415,000	413,962
5.625%, 4/1/2017		685,000	734,662
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		145,000	149,713
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		604,200	625,347
BE Aerospace, Inc., 6.875%, 10/1/2020		235,000	253,800
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	489,850
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		340,000	331,500
144A, 7.75%, 3/15/2020		1,700,000	1,897,625
Case New Holland, Inc., 7.875%, 12/1/2017		830,000	954,500
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	783,037
Clean Harbors, Inc., 5.125%, 6/1/2021		375,000	364,688
CNH Capital LLC, 3.625%, 4/15/2018		575,000	563,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	196,875
Ducommun, Inc., 9.75%, 7/15/2018		520,000	574,600
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	650,875
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,300,000	1,189,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	163,525
FTI Consulting, Inc.:
6.0%, 11/15/2022		295,000	291,313
6.75%, 10/1/2020		1,095,000	1,156,594
Garda World Security Corp., 144A, 9.75%, 3/15/2017		270,000	287,550
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,040,000	1,089,400
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		1,800,000	1,899,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	400,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		85,000	91,800
Iron Mountain, Inc., 5.75%, 8/15/2024		350,000	315,875
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	600,875
Meritor, Inc.:
6.75%, 6/15/2021		260,000	253,825
10.625%, 3/15/2018		225,000	244,125
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		290,000	279,850
8.875%, 11/1/2017		175,000	182,219
Navios South American Logistics, Inc., 9.25%, 4/15/2019		245,000	264,600
Nortek, Inc., 8.5%, 4/15/2021		315,000	340,988
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		1,000,000	870,000
Ply Gem Industries, Inc., 9.375%, 4/15/2017		72,000	75,780
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		330,000	346,500
Titan International, Inc.:
7.875%, 10/1/2017		685,000	726,100
144A, 7.875%, 10/1/2017		190,000	201,400
TransDigm, Inc.:
144A, 7.5%, 7/15/2021		460,000	486,450
7.75%, 12/15/2018		500,000	535,000
U.S. Airways Group, Inc., 6.125%, 6/1/2018		340,000	308,550
United Rentals North America, Inc.:
6.125%, 6/15/2023		35,000	34,475
7.375%, 5/15/2020		455,000	490,262
7.625%, 4/15/2022		455,000	489,125
Watco Companies LLC, 144A, 6.375%, 4/1/2023		220,000	217,250

			23,898,252
Information Technology 3.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	141,400
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	382,025
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		470,000	475,875
CDW LLC, 8.5%, 4/1/2019		625,000	686,719
CyrusOne LP, 6.375%, 11/15/2022		145,000	145,725
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	256,738
EarthLink, Inc., 144A, 7.375%, 6/1/2020		345,000	337,238
Equinix, Inc.:
4.875%, 4/1/2020		375,000	360,937
5.375%, 4/1/2023		995,000	947,737
7.0%, 7/15/2021		335,000	359,287
First Data Corp.:
144A, 6.75%, 11/1/2020		1,010,000	1,032,725
144A, 7.375%, 6/15/2019		365,000	378,687
144A, 8.875%, 8/15/2020		635,000	685,800
144A, 10.625%, 6/15/2021		82,000	81,488
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		100,000	101,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		700,000	736,750
7.625%, 6/15/2021		335,000	359,287
IAC/InterActiveCorp., 4.75%, 12/15/2022		285,000	262,913
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	414,000
NXP BV, 144A, 3.75%, 6/1/2018		540,000	521,775

			8,668,606
Materials 11.8%
APERAM:
144A, 7.375%, 4/1/2016		150,000	147,000
144A, 7.75%, 4/1/2018		155,000	149,188
Axiall Corp., 144A, 4.875%, 5/15/2023		85,000	78,838
Berry Plastics Corp.:
9.5%, 5/15/2018		235,000	255,269
9.75%, 1/15/2021		305,000	353,037
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		215,000	217,150
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		430,000	438,600
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		295,000	312,700
BWAY Holding Co., 10.0%, 6/15/2018		950,000	1,040,250
Cemex SAB de CV, 144A, 9.5%, 6/15/2018		1,300,000	1,410,500
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	553,625
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	347,750
Crown Americas LLC, 6.25%, 2/1/2021		70,000	73,500
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		175,000	164,500
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,620,000	1,518,750
144A, 9.875%, 6/15/2015		150,000	116,250
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	354,262
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		160,000	167,600
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	498,575
144A, 6.875%, 4/1/2022		100,000	99,000
144A, 7.0%, 11/1/2015		515,000	530,450
144A, 8.25%, 11/1/2019		410,000	437,675
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		810,000	814,050
144A, 8.75%, 6/1/2020		475,000	496,375
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		1,000,000	1,040,000
Greif, Inc., 7.75%, 8/1/2019		870,000	987,450
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		145,000	143,188
8.875%, 2/1/2018		595,000	608,387
Huntsman International LLC:
4.875%, 11/15/2020		330,000	314,325
8.625%, 3/15/2020		455,000	502,775
8.625%, 3/15/2021		185,000	206,275
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		435,000	376,275
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	440,425
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	920,250
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,045,000
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,979,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	379,148
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	382,950
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	409,000
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	437,825
PolyOne Corp., 144A, 5.25%, 3/15/2023		820,000	785,150
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		1,800,000	1,710,000
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	373,700
144A, 8.25%, 1/15/2021		225,000	225,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		1,200,000	1,008,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		70,000	66,675
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		365,000	348,575
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	822,500
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	577,700
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,471,100

			28,135,817
Telecommunication Services 18.9%
Altice Financing SA, 144A, 7.875%, 12/15/2019		335,000	353,593
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	360,125
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	142,100
Series N, 6.0%, 4/1/2017		1,950,000	2,086,500
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,360,000	1,438,200
8.75%, 3/15/2018		1,585,000	1,644,437
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,500,000	1,327,500
CPI International, Inc., 8.0%, 2/15/2018		180,000	184,500
Cricket Communications, Inc., 7.75%, 10/15/2020		1,810,000	2,056,612
Crown Castle International Corp., 7.125%, 11/1/2019		325,000	349,375
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		625,000	662,500
144A, 10.5%, 4/15/2018		320,000	344,800
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		2,015,000	2,095,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	281,038	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,925,000	1,872,062
7.625%, 4/15/2024		155,000	151,513
8.25%, 4/15/2017		441,000	496,125
8.5%, 4/15/2020		665,000	726,512
8.75%, 4/15/2022		85,000	92,013
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		1,045,000	969,237
7.25%, 10/15/2020		1,625,000	1,734,687
7.5%, 4/1/2021		1,770,000	1,911,600
8.5%, 11/1/2019		835,000	908,062
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		945,000	973,350
144A, 8.125%, 6/1/2023		145,000	151,525
Level 3 Communications, Inc., 8.875%, 6/1/2019		45,000	48,038
Level 3 Financing, Inc.:
7.0%, 6/1/2020		550,000	554,125
8.125%, 7/1/2019		290,000	306,675
8.625%, 7/15/2020		240,000	256,800
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		600,000	622,500
144A, 6.625%, 4/1/2023		360,000	357,300
7.875%, 9/1/2018		580,000	627,850
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		800,000	757,000
NII Capital Corp., 7.625%, 4/1/2021		220,000	168,300
Pacnet Ltd., 144A, 9.25%, 11/9/2015		512,000	512,000
SBA Communications Corp., 5.625%, 10/1/2019		285,000	280,725
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	105,245
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,950,000	3,127,000
9.125%, 3/1/2017		235,000	269,663
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		750,000	664,875
Telesat Canada, 144A, 6.0%, 5/15/2017		3,330,000	3,454,875
tw telecom holdings, Inc.:
5.375%, 10/1/2022		400,000	381,000
144A, 5.375%, 10/1/2022		65,000	61,913
144A, 6.375%, 9/1/2023		335,000	333,325
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,115,000	2,210,175
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	345,600
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		330,000	344,850
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		1,400,000	1,456,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		290,000	290,000
144A, 7.25%, 2/15/2018		365,000	372,300
Windstream Corp.:
6.375%, 8/1/2023		350,000	316,313
7.5%, 6/1/2022		240,000	238,800
7.5%, 4/1/2023		590,000	576,725
7.75%, 10/15/2020		115,000	117,588
7.75%, 10/1/2021		490,000	501,025
144A, 7.75%, 10/1/2021		500,000	511,250
7.875%, 11/1/2017		1,155,000	1,282,050
8.125%, 9/1/2018		535,000	573,787

			45,260,200
Utilities 4.9%
AES Corp.:
4.875%, 5/15/2023		145,000	133,038
8.0%, 10/15/2017		255,000	293,250
8.0%, 6/1/2020		375,000	425,625
Calpine Corp.:
144A, 7.5%, 2/15/2021		576,000	610,560
144A, 7.875%, 7/31/2020		639,000	690,120
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,627,712
DPL, Inc., 6.5%, 10/15/2016		1,885,000	1,988,675
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		400,000	202,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		100,000	105,375
11.0%, 10/1/2021		770,000	825,825
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		1,500,000	1,556,250
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		662,392	680,608
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,300,000	1,196,000
NRG Energy, Inc., 7.625%, 1/15/2018		285,000	315,638

			11,650,676

Total Corporate Bonds (Cost $232,104,456)			232,014,497
Government & Agency Obligations 9.7%
Sovereign Bonds
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,531,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	922,670
Mexican Bonos, Series M 20, 8.5%, 5/31/2029	MXN	820,000	70,251
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	153
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,500,000	1,417,500
Republic of Croatia, 144A, 6.375%, 3/24/2021		3,560,000	3,617,850
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	189,656
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,497,400
Republic of Slovenia, 144A, 4.75%, 5/10/2018		1,000,000	965,000
Republic of South Africa, 6.875%, 5/27/2019		185,000	206,738
Russian Federation:
144A, 7.5%, 3/31/2030		5,960,000	6,873,728
REG S, 7.5%, 3/31/2030		1,561,315	1,800,680
Series 6207, 8.15%, 2/3/2027	RUB	2,000,000	61,324

Total Government & Agency Obligations (Cost $22,635,486)			23,153,950
Loan Participations and Assignments 33.1%
Senior Loans ** 32.0%
Consumer Discretionary 13.1%
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018		641,775	649,797
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		4,033,503	4,008,294
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		36,046	18,023
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		729,488	735,185
Caesars Entertainment Operating Co., Term Loan B6, 5.434%, 1/26/2018		122,153	110,142
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,570,000	1,575,691
Charter Communications Operating LLC:
Term Loan E, 3.0%, 7/1/2020		2,345,000	2,325,947
Term Loan F, 3.0%, 1/4/2021		3,925,000	3,893,109
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		495,000	501,806
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		3,520,000	3,547,949
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		544,810	548,289
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,013,188	1,011,080
Term Loan B2, 4.25%, 8/7/2019		2,506,063	2,502,930
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/1/2019		1,410,000	1,410,881
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,871,050	3,868,147
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		4,034,616	4,054,789
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		582,142	581,857

			31,343,916
Consumer Staples 2.9%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		1,279,126	1,285,925
Term Loan B2, 4.75%, 3/21/2019		1,288,024	1,290,703
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,366,800	1,369,356
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,570,000	2,589,596
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		443,888	440,652

			6,976,232
Energy 3.0%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,340,000	1,369,802
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,334,078	2,344,290
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		287,070	286,711
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,000,000	2,015,010
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		1,113,364	1,128,907

			7,144,720
Health Care 1.8%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		1,210,865	1,208,407
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.375%, 2/13/2019		1,266,809	1,274,403
Term Loan B, 4.375%, 12/11/2019		852,852	857,223
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/15/2018		401,991	403,499
Incremental Term Loan B1, 4.25%, 3/15/2018		174,997	175,653
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		316,776	317,964

			4,237,149
Industrials 1.8%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		769,188	776,879
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		2,051,579	2,054,575
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,557,175	1,557,175

			4,388,629
Information Technology 1.2%
First Data Corp., Term Loan, 4.184%, 3/24/2017		2,840,000	2,821,270
Materials 2.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/3/2020		1,900,000	1,916,863
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		3,000,000	2,982,330
FMG Resources (August 2006) Pty Ltd., Term Loan, 5.25%, 10/18/2017		750,000	754,361
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		825,000	827,582

			6,481,136
Telecommunication Services 3.9%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		4,397,051	4,366,359
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		54,863	55,360
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		3,990,000	3,993,511
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		815,000	820,351

			9,235,581
Utilities 1.6%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		2,345,000	2,355,940
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,468,592	1,461,594

			3,817,534
Sovereign Loans 1.1%
Financials 1.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,454,929
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,036,712

			2,491,641
Materials 0.1%
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	185,000

Total Loan Participations and Assignments (Cost $79,012,308)			79,122,808
Convertible Bonds 0.5%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		235,000	498,788
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		428,424	715,425

Total Convertible Bonds (Cost $660,149)			1,214,213
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $450,927)		675,000	600,750

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		323	2,100
Dawn Holdings, Inc. * (b)		7	21,112
Trump Entertainment Resorts, Inc.*		32	0
Vertis Holdings, Inc.*		294	0

			23,212
Industrials 0.0%
Congoleum Corp.*		7,900	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		7,125	4,568
GEO Specialty Chemicals, Inc. 144A *		649	416
Wolverine Tube, Inc.*		2,790	89,977

			94,961

Total Common Stocks (Cost $190,393)			118,173
Preferred Stock 0.2%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $563,169)		600	561,450
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		589	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		39,514	25,036
Hercules Trust II, Expiration Date 3/31/2029*		400	6,602

			31,638

Total Warrants (Cost $87,876)			31,638

		Contracts	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016 (Cost $44,415)		900,000	60,756

		Shares	Value ($)
Cash Equivalents 4.2%
Central Cash Management Fund, 0.05% (c) (Cost $9,955,895)		9,955,895	9,955,895

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $345,705,074) †		145.2	346,834,130
Other Assets and Liabilities, Net		(2.0)	(4,642,928)
Notes Payable		(43.2)	(103,260,000)

Net Assets		100.0	238,931,202

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	36,046	USD	35,274	18,023
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	281,038	EUR	382,577	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	0
Hellas Telecommunications Finance*	8.218%	7/15/2015	278,431	EUR	79,885	0
					790,549	18,023

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $346,330,025.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $504,105.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,936,270 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,432,165.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	26,385	21,112	0.01

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2013, the Fund had unfunded loan commitments of $520,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	520,000	522,600	2,600

At August 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (d)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	900,000	1	4/20/2016	32,085	(43,564)

(d)	Unrealized depreciation on written options on interest rate swap contracts at August 31, 2013 was $11,479.
At August 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	16,697	(6,395)	23,092
6/21/2010 9/20/2015	1,555,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	154,522	(35,560)	190,082
12/20/2011 3/20/2017	565,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	69,663	16,912	52,751
9/20/2012 12/20/2017	720,0005	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	103,230	46,053	57,177
12/20/2012 12/20/2017	1,500,0003	5.0%	Markit Dow Jones CDX North America High Yield Index	93,057	28,243	64,814
6/20/2013 9/20/2018	1,000,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	71,687	60,029	11,658
6/20/2013 9/20/2018	950,0002	5.0%	HCA, Inc., 8.0%, 10/1/2018, BB-	88,988	76,732	12,256
Total unrealized appreciation					411,830

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	The Goldman Sachs & Co.
3	Bank of America
4	Credit Suisse
5	UBS AG

As of August 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,760,000	USD	2,333,677	9/17/2013	7,444	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(g)
Corporate Bonds	$—	$232,014,497	$0	$232,014,497
Government & Agency Obligations	—	23,153,950	—	23,153,950
Loan Participations and Assignments	—	79,122,808	—	79,122,808
Convertible Bonds	—	498,788	715,425	1,214,213
Preferred Security	—	600,750	—	600,750
Other Investment	—	—	21,112	21,112
Common Stocks (g)	—	2,100	94,961	97,061
Preferred Stock	—	561,450	—	561,450
Warrants (g)	—	—	31,638	31,638
Short-Term Investments	9,955,895	—	—	9,955,895
Unfunded Loan Commitment	—	2,600	—	2,600
Derivatives(h)
Purchased Options	—	60,756	—	60,756
Credit Default Swaps	—	411,830	—	411,830
Forward Foreign Currency Exchange Contracts	—	7,444	—	7,444

Total	$9,955,895	$336,436,973	$863,136	$347,256,004

Liabilities
Derivatives(h)
Written Options	$—	$(43,564)	$—	$(43,564)

Total	$—	$(43,564)	$—	$(43,564)

During the period ended August 31, 2013, the amount of transfers between Level 2 and Level 3 was $291.  Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$411,830	$—	$—
Foreign Exchange Contracts	$—	$7,444	$—
Interest Rate Contracts	$—	$—	$4,862

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013